STOCKHOLDERS' EQUITY (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate		17.00%
Expected dividend yield		0.00%	0.00%	0.00%
Volatility factor (monthly)		161.18%	158.22%	122.25%
Expected life of warrant		3 years	3 years	3 years
Common Stock Warrants [Member]
Expected dividend yield	0.00%		0.00%	0.00%
Volatility factor (monthly)	158.22%		158.22%	122.25%
Expected life of warrant	5 years		5 years	5 years
Common Stock Warrants [Member] | Minimum [Member]
Risk-free interest rate	0.46%		0.46%	1.34%
Common Stock Warrants [Member] | Maximum [Member]
Risk-free interest rate	1.67%		1.67%	2.32%